Lease Commitments, Rent Expense, and Contingent Liabilities (Details Narrative) (10-K) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Loans request	Dec. 31, 2014 USD ($) Loans	Dec. 31, 2013 USD ($) Loans	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2012 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rental Expense	$ 39	$ 30	$ 30
Reserve for sales recourse obligations	23
Finance Receivables Reserve for Sales Recourse Obligations	$ 15	$ 24	$ 5	$ 14	$ 15	$ 18	$ 18	$ 5
Number of loans repurchased | Loans	13	9	20
Payments for repurchase of loans	$ 1	$ 1	$ 3
Number of Material Recourse Requests | request	0
Estimated PPI claims reserve	$ 6	$ 14